Funds from securities issued (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Financial Activity In The Issuance Of Securities [Abstract]
Opening balance on December 31	R$ 148,029,018	R$ 135,174,090
Issuance	84,982,152	85,963,195	R$ 62,237,380
Interest	9,233,505	9,054,699
Settlement and interest payments	(71,781,695)	(82,973,990)
Exchange variation and others	264,584	811,024
Closing balance on December 31	R$ 170,727,564	R$ 148,029,018	R$ 135,174,090